UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:     September  30,  2007
                                                          --------------------

Check here if Amendment [X ];     Amendment Number: __1__________
This Amendment (Check only one.):     [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:          Blenheim  Capital  Management,  L.L.C.
               ------------------------------------------
Address:       2  Worlds  Fair  Drive,  3rd  Floor
               ------------------------------------------
               Somerset,  New  Jersey  08873
               ------------------------------------------

Form  13F  File  Number:  28-12313
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:          Joseph  F.  Esposito
               -----------------------------
Title:         Senior  Vice  President
               -----------------------------
Phone:         (732)  560-6246
               -----------------------------

Signature,  Place,  and  Date  of  Signing:

s/Joseph F. Esposito       Somerset, New Jersey         November 14, 2007
-----------------------    -----------------------      --------------------
    [Signature]            [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form  13F  File
Number                Name

28-122205             Summit  Global  Management,  Inc.
---------             ---------------------------------

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                            ----------

Form 13F Information Table Entry Total:             44
                                            ----------

Form 13F Information Table Value Total:     2,954,356*  (thousands)
                                            ----------

*Blenheim has requested Confidential Treatment from the Commission on 3 securities. The Entry Total and the Table Total Value listed above does not reflect these 3 entries. Upon rejection of Blenheim's request, or upon the expiration of the period of Confidential Treatment, Blenheim will file an Amended 13F consistent with SEC regulations supplying the information on those 3 entries.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

                                                FORM 13F INFORMATION TABLE
<BTB>
                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
CONFIDENTIAL                   CONFIDENTIAL     CONFIDEN   CONFIDE CONFIDE co  CON  CONFID  CONFIDENTIAL CONFIDE  0    0
CONFIDENTIAL                   CONFIDENTIAL     CONFIDEN   CONFIDE CONFIDE co  CON  CONFID  CONFIDENTIAL CONFIDE  0    0
CONFIDENTIAL                   CONFIDENTIAL     CONFIDEN   CONFIDE CONFIDE co  CON  CONFID  CONFIDENTIAL CONFIDE  0    0
ALLEGHENY TECHNOLOGIES INC COM COMMON STOCK     01741R102    10995  100000 SH       SOLE              $10995      0    0
ALPHA NAT RES INC              COMMON STOCK     02076X102    13938  600000 SH       SOLE              $13938      0    0
AMERICAN ELEC PWR INC COM      COMMON STOCK     025537101     7373  160000 SH       SOLE               $7373      0    0
ARCH COAL INC COM              COMMON STOCK     039380100    36608 1085000 SH       SOLE              $36608      0    0
CLEVELEAND CLIFFS INC COM      COMMON STOCK     185896107    19793  225000 SH       SOLE              $19793      0    0
CMS ENERGY CORP COM            COMMON STOCK     125896100     3364  200000 SH       SOLE               $3364      0    0
CONOCOPHILLIPS                 COMMON STOCK     20825C104    19748  225000 SH       SOLE              $19748      0    0
CONSOL ENERGY INC COM          COMMON STOCK     20854P109    15168  325500 SH       SOLE              $15168      0    0
CONSOLIDATED EDISON INC COM    COMMON STOCK     209115104     6945  150000 SH       SOLE               $6945      0    0
DEVON ENERGY CORP NEW COM      COMMON STOCK     25179M103    14976  180000 SH       SOLE              $14976      0    0
DOW CHEMICAL CO COM            COMMON STOCK     260543103   103357 2400300 SH       SOLE             $103357      0    0
DU PONT E I DE NEMOURS & CO    COMMON STOCK     263534109    19081  385000 SH       SOLE              $19081      0    0
DUKE ENERGY CORP NEW COM       COMMON STOCK     26441C105    11214  600000 SH       SOLE              $11214      0    0
EAGLE MATLS INC                COMMON STOCK     26969P108    31662  885900 SH       SOLE              $31662      0    0
EDISON INTL COM                COMMON STOCK     281020107    11090  200000 SH       SOLE              $11090      0    0
ENTERGY CORP NEW COM           COMMON STOCK     29364G103    10829  100000 SH       SOLE              $10829      0    0
EXELON CORP COM                COMMON STOCK     30161N101     9420  125000 SH       SOLE               $9420      0    0
FREEPORT MCMORAN COPPER & GOLD COMMON STOCK     35671D857    26223  250000 SH       SOLE              $26223      0    0
FREIGHTCAR AMER INC            COMMON STOCK     357023100    11460  300000 SH       SOLE              $11460      0    0
HESS CORP                      COMMON STOCK     42809H107     9980  150000 SH       SOLE               $9980      0    0
HOLLY CORP PAR $0.01           COMMON STOCK     435758305     4487   75000 SH       SOLE               $4487      0    0
KRAFT FOODS INC CL A           COMMON STOCK     50075N104     3451  100000 SH       SOLE               $3451      0    0
OGE ENERGY CORP COM            COMMON STOCK     670837103     4965  150000 SH       SOLE               $4965      0    0
PEABODY ENERGY CORP COM        COMMON STOCK     704549104    47152  985000 SH       SOLE              $47152      0    0
PENTAIR INC COM                COMMON STOCK     709631105     2170   65400 SH       SOLE               $2170      0    0
PG&E CORP COM                  COMMON STOCK     69331C108    11950  250000 SH       SOLE              $11950      0    0
PPL CORP COM                   COMMON STOCK     69351T106    10418  225000 SH       SOLE              $10418      0    0
PUBLIC SVC ENTERPRISE GROUP    COMMON STOCK     744573106    13199  150000 SH       SOLE              $13199      0    0
SPDR SER TR S&P HOMEBUILDERS   COMMON STOCK     78464A888    11781  550000 SH       SOLE              $11781      0    0
SPECTRA ENTERGY CORP COM       COMMON STOCK     847560109     7344  300000 SH       SOLE               $7344      0    0
SUNOCO INC COM                 COMMON STOCK     86764P109     5309   75000 SH       SOLE               $5309      0    0
UNIVERSAL FST PRODS INC        COMMON STOCK     913543104     2990  100000 SH       SOLE               $2990      0    0
USG CORP NEW COM               COMMON STOCK     903293405    16898  450000 SH       SOLE              $16898      0    0
VALERO ENERGY CORP COM NEW     COMMON STOCK     91913Y100    10077  150000 SH       SOLE              $10077      0    0
WATTS WATER TECHNOLOGIES INC   COMMON STOCK     942749102     9726  316800 SH       SOLE               $9726      0    0
WISCONSIN ENERGY CORP COM      COMMON STOCK     976657106    10132  225000 SH       SOLE              $10132      0    0
XCEL ENERGY INC                COMMON STOCK     98389B100     5385  250000 SH       SOLE               $5385      0    0
XTO ENERGY INC COM             COMMON STOCK     98385X106    12368  200000 SH       SOLE              $12368      0    0
CONNECTICUT WTR SERVICE        COMMON STOCK     207797101   231600   10000 SH       SOLE             $231600      0    0
AMERICAN STS WTR CO COM        COMMON STOCK     029899101   393900   10100 SH       SOLE             $393900      0    0
FRANKLIN ELEC INC              COMMON STOCK     353514102   492000   11968 SH       SOLE             $492000      0    0
MUELLER WTR PRODS INC COM SER  COMMON STOCK     624758108   185850   15000 SH       SOLE             $185850      0    0
MUELLER INDS INC COM           COMMON STOCK     624756102   614380   17000 SH       SOLE             $614380      0    0
AQUA AMER INC                  COMMON STOCK     03836W103   453600   20000 SH       SOLE             $453600      0    0